Related Party Balances and Transactions - Schedule of Amount Due from (to) Related Parties (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Due from Star Capital [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 15,111,725	$ 1,927,516	$ 12,295,575
Due from Ginger [Member]
Related Party Transaction [Line Items]
Due from related parties	20,865	2,661	20,865
Due from NEXX [Member]
Related Party Transaction [Line Items]
Due from related parties	1,651,175	210,609	285,787
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	16,783,765	2,140,786	12,602,227
Due to related parties	3,302,250	421,205	2,167,267
Due to Star Capital [Member]
Related Party Transaction [Line Items]
Due to related parties	5,150	657
Due to NEXX [Member]
Related Party Transaction [Line Items]
Due to related parties	1,015,100	129,477
Due to Mr. Liang [Member]
Related Party Transaction [Line Items]
Due to related parties	1,305,493	166,517	1,197,517
Due to Mr. Chiu [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 976,507	$ 124,554	$ 969,750